Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value	$ 9,550	$ 10,835	$ 11,192	$ 10,932	$ 7,476	$ 10,261	$ 13,741	$ 12,603	$ 16,340	$ 15,853	$ 25,079
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C
Accumulated Value	10,000	11,266	11,576	11,221	7,626	10,408	13,824	12,611	16,246	15,650	$ 24,610
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	100,000	113,933	118,098	115,624	79,332	109,419	146,969	135,303	176,079	171,375	$ 272,313
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	10,000	11,316	11,675	11,378	7,760	10,655	14,234	13,035	16,890	16,354	$ 25,844
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name											Class Z
Accumulated Value	10,000	11,380	11,810	11,563	7,949	10,942	14,696	13,548	17,627	17,156	$ 27,249
Class A | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	11,642	12,989	12,951	13,831	19,451	18,514	18,897	23,607	26,845	$ 34,224
Class C | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	11,642	12,989	12,951	13,831	19,451	18,514	18,897	23,607	26,845	$ 34,224
Class I | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	100,000	116,423	129,891	129,514	138,315	194,507	185,139	188,975	236,066	268,446	$ 342,237
Class R | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	11,642	12,989	12,951	13,831	19,451	18,514	18,897	23,607	26,845	$ 34,224
Class Z | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	11,642	12,989	12,951	13,831	19,451	18,514	18,897	23,607	26,845	$ 34,224
Class A | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	11,620	11,520	11,590	8,701	12,063	15,841	14,628	18,489	16,748	$ 23,864
Class C | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	11,620	11,520	11,590	8,701	12,063	15,841	14,628	18,489	16,748	$ 23,864
Class I | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	100,000	116,201	115,195	115,896	87,009	120,629	158,414	146,281	184,888	167,485	$ 238,639
Class R | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	11,620	11,520	11,590	8,701	12,063	15,841	14,628	18,489	16,748	$ 23,864
Class Z | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	$ 10,000	$ 11,620	$ 11,520	$ 11,590	$ 8,701	$ 12,063	$ 15,841	$ 14,628	$ 18,489	$ 16,748	$ 23,864